Capital Stock & Earnings (Loss) Per Share (Tables) - OneMain Holdings, Inc. [Member]	12 Months Ended
Dec. 31, 2016
Schedule of Par Value and Shares Authorized

Par value and shares authorized at December 31, 2016 were as follows:

	Preferred Stock *	Common Stock

Par value	$0.01	$0.01
Shares authorized	300,000,000	2,000,000,000

*	No shares of preferred stock were issued and outstanding at December 31, 2016 or 2015.

Schedule of Changes in Common Shares Issued and Outstanding

Changes in shares of common stock issued and outstanding were as follows:

At or for the Years Ended December 31,	2016	2015	2014

Balance at beginning of period	134,494,172	114,832,895	114,832,895
Common shares issued	373,696	19,661,277	-
Balance at end of period	134,867,868	134,494,172	114,832,895

Schedule of Shares Issued and Outstanding

The computation of earnings (loss) per share was as follows:

(dollars in millions, except per share data)
Years Ended December 31,	2016	2015	2014

Numerator (basic and diluted):
Net income (loss) attributable to OneMain Holdings, Inc.	$215	$(220)	$463
Denominator:
Weighted average number of shares outstanding (basic)	134,718,588	127,910,680	114,791,225
Effect of dilutive securities *	417,272	-	473,898
Weighted average number of shares outstanding (diluted)	135,135,860	127,910,680	115,265,123
Earnings (loss) per share:
Basic	$1.60	$(1.72)	$4.03
Diluted	$1.59	$(1.72)	$4.02

*	We have excluded the following shares in the diluted earnings (loss) per share calculation for 2016, 2015, and 2014 because these shares would be anti-dilutive, which could impact the earnings (loss) per share calculation in the future: